Earnings / (Loss) Per Share (Eps) (Tables)	12 Months Ended
Dec. 31, 2024
Earnings / (Loss) Per Share (Eps) [Abstract]
Schedule of Basic and Diluted Loss Per Share

The following table reflects the loss and share data used in the basic and diluted loss per share calculations:

	2024	2023	2022
	USD	USD	USD
			(recast)
Basic loss per share
Net loss attributable to the equity holders of the Parent	(63,554,582)	(15,813,351)	(61,019,350)
Shares used in computation:
Weighted-average shares outstanding	57,612,330	26,431,390	26,005,564

Basic net loss per share attributable to equity holders of the Parent	(1.10)	(0.60)	(2.35)

Diluted loss per share
Net loss attributable to the equity holders of the Parent	(63,554,582)	(15,813,351)	(61,019,350)
Shares used in computation:
Weighted-average shares outstanding	57,612,330	26,431,390	26,005,564

Diluted net loss per share attributable to equity holders of the Parent	(1.10)	(0.60)	(2.35)